3. LEASE OBLIGATIONS (Sept 2019 Note) (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jan. 31, 2016
Debt Disclosure [Abstract]
Capital lease obligation				$ 51,252
Operating lease expense	$ 17,089	$ 58,228	$ 58,100
Right of use operating lease	158,690
Right of use operating lease current	54,310
Right of use operating lease noncurrent	$ 104,380